Other expense (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of other expense

	Three months		Six months
For the period ended June 30	2024	2023	2024	2023
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	(23)	1	(113)	19
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(19)	(19)	(26)	28
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(93)	(377)	(93)	(377)
Operations	6	8	21	26
(Losses) gains on investments	(2)	79	(8)	79
Interest income	25	13	57	27
Early debt redemption costs	—	(1)	—	(1)
Other	5	(15)	23	9
Total other expense	(101)	(311)	(139)	(190)